Financial guarantee liabilities and financial guarantee assets	12 Months Ended
Dec. 31, 2022
Financial guarantee liabilities and financial guarantee assets
Financial guarantee liabilities and financial guarantee assets

12.Financial guarantee liabilities and financial guarantee assets

(i) Financial guarantee liabilities

The following table sets forth the financial guarantee liabilities movement activities for the years ended December 31, 2020, 2021 and 2022.

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	101,933	20,260	13,736
Fair value of financial guarantee liabilities upon the inception of new loans	56,810	20,511	2,840
Release of financial guarantee liabilities upon repayment	(138,483)	(27,035)	(9,662)
Balance at the end of the year	20,260	13,736	6,914

(ii) Financial guarantee assets, net

The financial guarantee assets, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Short-term:
Short-term financial assets receivable	13,552	6,914
Allowance for credit losses	(605)	(434)
Short-term financial assets receivable, net	12,947	6,480
Long-term:
Long-term financial assets receivable	184	—
Allowance for credit losses	—	—
Long-term financial assets receivable, net	184	—

The movement of the allowance for credit losses for the years ended December 31, 2020, 2021 and 2022 consist of the following:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Balance at beginning of the year	9,045	992	605
Reversal	(8,053)	(387)	(171)
Balance at end of the year	992	605	434